Administrative expenses (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Expense by nature
Cash flow projection period for assessment of withholding tax asset recoverability	5 years
Expense from long-term employee benefits due to changes in expected vesting and settlement amounts in connection with merger agreement	$ 17.5	$ 0.0
Administrative expense
Expense by nature
Staff costs	73.7	39.8
Net loss allowance on trade receivables	4.0	0.3
Professional fees	13.7	9.4
Facilities, short term rental and upkeep	7.7	7.2
Travel costs	2.5	2.3
Depreciation	1.4	2.4
Amortization	0.2	0.2
Net gain on disposal of property, plant and equipment and right-of-use assets	(1.5)	(1.0)
Business combination costs	9.2	0.9
Net impairment loss/(reversal) of withholding tax receivables	5.5	(12.4)
Other	4.3	3.6
Total	120.7	$ 52.7
Expense from acceleration of vesting of share-based payment awards	15.6
Expense from long-term employee benefits due to changes in expected vesting and settlement amounts in connection with merger agreement	$ 17.5